Related Party Transactions (Details) - USD ($)	1 Months Ended										3 Months Ended	7 Months Ended
	Sep. 23, 2020	Aug. 31, 2020	Aug. 28, 2020	Aug. 28, 2020	Aug. 25, 2020	Aug. 25, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 17, 2020	Jun. 17, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 01, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Common stock, outstanding											26,435,097	25,855,413		19,983,799
CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Issued and outstanding shares, percentage											20.00%	20.00%
Stock splits, description											The Insiders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares (i) with respect to 25% of such shares, until consummation of a Business Combination, (ii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.	The Insiders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares (i) with respect to 25% of such shares, until consummation of a Business Combination, (ii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, when the closing price of the Class A ordinary shares exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Company incurred description												For the period from June 2, 2020 (inception) through December 31, 2020, the Company incurred and paid $100,000 in fees for these services.
Related party loans, description											The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit.	The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit.
Promissory Note [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Interest expense (in Dollars)									$ 500,000	$ 500,000
Repayments of promissory note outstanding balance (in Dollars)													$ 5,000
Founder Shares [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Forfeiture of founder shares	118,594
Promissory Note [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Aggregate unsecured promissory note amount (in Dollars) (in Dollars)			$ 300,000	$ 300,000
Sponsor [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Sponsor fees (in Dollars)					$ 25,000	$ 25,000
Founder Shares [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Purchase of shares								25,000
Total number of shares outstanding		22,105,000
Over-Allotment Option [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Forfeiture of founder shares	2,693,906
Over-Allotment Option [Member] | Minimum [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Forfeiture of founder shares											2,812,500	2,812,500
Class B Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Purchase of shares
Forfeiture of founder shares												2,693,906
Common stock, outstanding											19,411,094	19,411,094
Class B Ordinary Shares | Sponsor [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Purchase of shares							8,845,000	8,845,000
Founder Shares [Member] | CIK0001816090 FTAC Olympus Acquisition Corp.
Related Party Transactions (Details) [Line Items]
Additional ordinary shares		13,260,000